Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2023	Jan. 28, 2022	Jan. 29, 2021
Pay vs Performance Disclosure [Table]
Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	(1) Our PEO and Non-PEO NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2023	Nazzic S. Keene	Prabu Natarajan, Robert S. Genter, Michael W. LaRouche, Michelle O’Hara, Steven G. Mahon
2022	Nazzic S. Keene	Prabu Natarajan, Robert S. Genter, Michael W. LaRouche, Steven G. Mahon
2021	Nazzic S. Keene	Prabu Natarajan, Charles A. Mathis, Robert S. Genter, Michael W. LaRouche, Steven G. Mahon

Peer Group Issuers, Footnote [Text Block]	Peer Group TSR reflects the Company’s selected peer group, the Dow Jones US Computer Services Index, as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended February 3, 2023. The Company and peer group TSR for each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on January 31, 2020 (the last day of fiscal 2020) through and including the end of the fiscal year for each year reported in the table.
PEO Total Compensation Amount	$ 8,664,380,000,000	$ 8,343,156,000,000	$ 6,936,702,000,000
PEO Actually Paid Compensation Amount	$ 13,290,774,000,000	6,384,092,000,000	9,060,542,000,000
Adjustment To PEO Compensation, Footnote [Text Block]
(2)    Fair value or change in fair value, as applicable, of equity awards in the CAP columns was determined by reference to (1) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for PSUs (excluding PSUs with rTSR modifiers), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, (3) for PSUs with rTSR modifiers, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement, and (4) for stock options, the fair value calculated by a lattice model using the closing stock price and assumptions for volatility, dividend rates and risk free rates as of the applicable year-end or vesting date(s).
(3)    For the portion of CAP that is based on year-end stock prices, the following prices were used for 2023: $104.08, for 2022: $81.32, for 2021: $96.03, and for 2020: $87.77.
(4)    The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of SEC Regulation S-K. A reconciliation of Total Compensation from the Summary Compensation Table (SCT) to CAP to the PEO and our Non-PEO NEOs (as an average) is shown below:

Non-PEO NEO Average Total Compensation Amount	$ 4,681,658,000,000	2,563,133,000,000	1,945,432,000,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,523,501,000,000	2,239,947,000,000	2,322,465,000,000
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)    Fair value or change in fair value, as applicable, of equity awards in the CAP columns was determined by reference to (1) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for PSUs (excluding PSUs with rTSR modifiers), the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, (3) for PSUs with rTSR modifiers, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement, and (4) for stock options, the fair value calculated by a lattice model using the closing stock price and assumptions for volatility, dividend rates and risk free rates as of the applicable year-end or vesting date(s).
(3)    For the portion of CAP that is based on year-end stock prices, the following prices were used for 2023: $104.08, for 2022: $81.32, for 2021: $96.03, and for 2020: $87.77.
(4)    The dollar amounts reported represent the amount of CAP as computed in accordance with Item 402(v) of SEC Regulation S-K. A reconciliation of Total Compensation from the Summary Compensation Table (SCT) to CAP to the PEO and our Non-PEO NEOs (as an average) is shown below:

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 124,660,000	95,920,000	111,360,000
Peer Group Total Shareholder Return Amount	119,290,000	121,590,000	106,520,000
Net Income (Loss)	$ 303,000,000	$ 279,000,000	$ 211,000,000
Company Selected Measure Amount	7,704,000,000	7,394,000,000	7,056,000,000
PEO Name	Nazzic S. Keene
Additional 402(v) Disclosure [Text Block]	Net income is as listed in the Company’s financial statements in accordance with U.S. GAAP.
Measure Description	Revenue is the financial measure from the tabular list of 2023 Most Important Measures shown below which, in the Company’s assessment, represents the most important performance measure used to link CAP to our PEO and Non-PEO NEOs to the Company’s performance for fiscal 2023. Revenue is as listed in the Company’s financial statements in accordance with U.S. GAAP.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA(1)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Cash Flow(1)
PEO [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,840,076)	$ (5,333,701)	$ (4,200,061)
PEO [Member] | Fair Value Of Current Year Equity Awards As Of Year End Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,124,332	5,194,332	5,837,530
PEO [Member] | Annual Change In Fair Value As Of Year End For Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,852,379	(1,238,005)	593,158
PEO [Member] | Annual Change In Value As Of Vesting Of Prior Years Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,286,527	(762,622)	(226,955)
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	203,232	180,932	120,168
Non-PEO NEO [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,040,104)	(1,160,628)	(990,070)
Non-PEO NEO [Member] | Fair Value Of Current Year Equity Awards As Of Year End Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,223,412	1,130,294	1,295,882
Non-PEO NEO [Member] | Annual Change In Fair Value As Of Year End For Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	379,538	(211,064)	105,297
Non-PEO NEO [Member] | Annual Change In Value As Of Vesting Of Prior Years Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	237,325	(117,602)	(56,875)
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 41,672	$ 35,814	$ 22,799